Net Loss Per Share Attributable To Common Stockholders - Antidilutive Securities (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common stock equivalents	95,397	176,696
Public and private warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common stock equivalents	4,260	0
Earn-out shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common stock equivalents	23,460	0
Redeemable convertible preferred stock, all series
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common stock equivalents	0	126,409
Warrants to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common stock equivalents	0	1,081
Common stock options outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common stock equivalents	42,227	49,206
Unvested RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common stock equivalents	24,744	0
ESPP Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common stock equivalents	706	0